Provisions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Disclosure of other provisions [line items]
Revenue recognition, return period	30 days
Additional provisions recognized	$ 27.3	$ 25.2
Others
Disclosure of other provisions [line items]
Additional provisions recognized	$ 0.0	$ 1.7